SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Number of geographic operating segments									4
Number of reportable segments									3
Concentration Risk
Net Sales	$ 1,060.7	$ 1,046.8	$ 1,055.3	$ 1,037.9	$ 981.1	$ 921.3	$ 1,012.3	$ 986.6	$ 4,200.7	$ 3,901.3	$ 3,677.0
EARNINGS BEFORE INTEREST AND INCOME TAXES									974.9	835.3	698.2
Assets	3,474.1				3,258.2				3,474.1	3,258.2	2,766.8
Payments for Capital Expenditures									240.4	124.4	109.5
Depreciation and Amortization									83.1	76.9	75.3
North America Europe and Latin America [Member] [Member] | Customer one
Concentration Risk
Percentage of the entity's gross sales									10.00%	11.00%	12.00%
North America/Europe
Concentration Risk
Net Sales									1,160.0	1,181.8	1,229.8
EARNINGS BEFORE INTEREST AND INCOME TAXES									255.0	251.9	312.7
Assets	798.5				740.5				798.5	740.5	764.0
Payments for Capital Expenditures									31.6	22.3	33.4
Depreciation and Amortization									29.1	27.4	30.7
Total operating segments
Concentration Risk
Net Sales									4,200.7	3,901.3	3,677.0
EARNINGS BEFORE INTEREST AND INCOME TAXES									1,258.4	1,154.5	1,124.4
Assets	2,906.1				2,550.6				2,906.1	2,550.6	2,240.0
Payments for Capital Expenditures									233.0	120.4	79.4
Depreciation and Amortization									59.0	53.2	55.5
Corporate And Other
Concentration Risk
Net Sales									0	0	0
EARNINGS BEFORE INTEREST AND INCOME TAXES									(283.5)	(319.2)	(426.2)
Assets	568.0				707.6				568.0	707.6	526.8
Payments for Capital Expenditures									7.4	4.0	30.1
Depreciation and Amortization									24.1	23.7	19.8
Asia [Member]
Concentration Risk
Net Sales									2,179.3	1,967.0	1,827.8
EARNINGS BEFORE INTEREST AND INCOME TAXES									796.2	725.4	672.5
Assets	1,390.7				1,097.3				1,390.7	1,097.3	1,008.6
Payments for Capital Expenditures									168.1	87.4	34.0
Depreciation and Amortization									19.4	16.9	17.2
Asia [Member] | Customer two
Concentration Risk
Percentage of the entity's gross sales									16.00%	15.00%	14.00%
Latin America
Concentration Risk
Net Sales									861.4	752.5	619.4
EARNINGS BEFORE INTEREST AND INCOME TAXES									207.2	177.2	139.2
Assets	716.9				712.8				716.9	712.8	467.4
Payments for Capital Expenditures									33.3	10.7	12.0
Depreciation and Amortization									$ 10.5	$ 8.9	$ 7.6